Share-Based Compensation - PSUs that Remain Outstanding (Details)	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	1,314,534
Vested (in shares)	373,697
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 8.80	$ 10.06
Outstanding (in shares)	694,371	387,369
Vested (in shares)	2,975
Exercise Price Range One | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	691,092
Vested (in shares)	2,975
Exercise Price Range One | PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 3.32
Exercise Price Range One | PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 12.96
Exercise Price Range Two | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	3,279
Vested (in shares)	0
Exercise Price Range Two | PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 13.35
Exercise Price Range Two | PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 23.96